Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2021
Valuation results and net trading income [Abstract]
Summary of valuation tesults and net trading income
Valuation results and net trading income
in EUR million 2021 2020 2019
Securities trading results 787 -500 974
Derivatives trading results -554 701 -998
Other trading results 84 72 117
Change in fair value of derivatives relating to
–

fair value hedges

-1,317 538 507
–

cash flow hedges (ineffective portion)
1 -5 47
–

other non-trading derivatives

1,179 -90 -732
Change in fair value of assets and liabilities (hedged items) 1,330 -541 -518
Valuation results on assets and liabilities designated at FVPL

(excluding trading)
-13 -123 -358
Foreign exchange transactions results 567 422 801
2,065 474 -159